MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2016
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	Value

Available-for-sale – matures within one year:

Banks debentures	$6,358	$ *)	$-	$6,358
Corporate debentures	6,933	*)	(6)	6,927

	13,291	*)	(6)	13,285

Available-for-sale – matures after one year through two years:

Banks debentures	1,653	-	-	1,653

	1,653	-	-	1,653

Total	$14,944	$ *)	$(6)	$14,938

*)	Represents an amount less than $ 1.

All investments with an unrealized loss as of December 31, 2016, are with continuous unrealized losses for less than 12 months.

As of December 31, 2016, interest receivable amounted to $ 58 and is included within other receivables in the balance sheet.